Document and Entity Information	Dec. 29, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2023
Entity File Number	1-10093
Entity Registrant Name	RPT Realty
Entity Central Index Key	0000842183
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	13-6908486
Entity Address, Address Line One	19 W 44th Street
Entity Address, Address Line Two	Suite 1002
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	221-1261
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Shares of Beneficial Interest ($0.01 Par Value Per Share) [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest ($0.01 Par Value Per Share)
Trading Symbol	RPT
Security Exchange Name	NYSE
7.25% Series D Cumulative Convertible Perpetual Preferred Shares of Beneficial Interest ($0.01 Par Value Per Share) [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.25% Series D Cumulative Convertible Perpetual Preferred Shares of Beneficial Interest ($0.01 Par Value Per Share)
Trading Symbol	RPT.PRD
Security Exchange Name	NYSE